OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Pembina determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems, crude oil storage and terminalling business and related infrastructure serving various markets and basins across North America.
The Facilities segment includes processing and fractionation facilities and related infrastructure, and a liquefied propane export facility on Canada's West Coast, which provide Pembina's customers with natural gas and NGL services that are highly integrated with Pembina's other businesses. In addition, the Facilities segment includes a bulk marine terminal in the Port of Vancouver, Canada.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing Pembina's rail fleet and rail logistics capabilities. Marketing activities also include identifying commercial opportunities to further develop other Pembina assets. Pembina's Marketing business also includes results from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, net of depreciation and amortization, as included in the internal management reports that are reviewed by Pembina's President and Chief Executive Officer, interim Chief Financial Officer and other Senior Vice Presidents. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Inter-segment transactions are recorded at market value and eliminated under corporate and inter-segment eliminations.

For the year ended December 31, 2021	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,123	927	5,577	—	8,627
Inter-segment revenue	156	436	—	(592)	—
Total revenue(3)	2,279	1,363	5,577	(592)	8,627
Operating expenses(4)	556	471	—	(266)	761
Cost of goods sold, including product purchases	—	6	5,017	(334)	4,689
Depreciation and amortization included in operations	413	214	50	7	684
Cost of sales	969	691	5,067	(593)	6,134
Realized (gain) loss on commodity-related derivative financial instruments	—	(10)	210	—	200
Unrealized gain on commodity-related derivative financial instruments	—	(38)	(35)	—	(73)
Share of profit from equity accounted investees	124	80	77	—	281
Gross profit	1,434	800	412	1	2,647
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(4)	30	14	29	194	267
Other expense (income)	11	14	(5)	(268)	(248)
Impairment expense	447	22	5	—	474
Reportable segment results from operating activities	946	750	383	36	2,115
Net finance costs (income)	29	35	(8)	394	450
Reportable segment earnings (loss) before tax	917	715	391	(358)	1,665
Capital expenditures	475	136	21	26	658
Contributions to equity accounted investees	299	29	7	—	335

For the year ended December 31, 2020	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,105	892	2,956	—	5,953
Inter-segment revenue	146	339	—	(485)	—
Total revenue(3)	2,251	1,231	2,956	(485)	5,953
Operating expenses(4)	498	392	—	(178)	712
Cost of goods sold, including product purchases	—	11	2,815	(317)	2,509
Depreciation and amortization included in operations	402	199	50	11	662
Cost of sales	900	602	2,865	(484)	3,883
Realized gain on commodity-related derivative financial instruments	—	—	(54)	—	(54)
Unrealized (gain) loss on commodity-related derivative financial instruments	—	(4)	88	—	84
Share of profit from equity accounted investees - operations	227	55	—	—	282
Adjusted gross profit (loss)	1,578	688	57	(1)	2,322
Impairment in share of profit from equity accounted investees	—	—	(314)	—	(314)
Gross profit (loss)	1,578	688	(257)	(1)	2,008
Depreciation included in general and administrative	—	—	—	38	38
Other general and administrative(4)	24	10	28	146	208
Other (income) expense	(1)	2	4	(23)	(18)
Impairment expense	1,396	10	370	—	1,776
Reportable segment results from operating activities	159	666	(659)	(162)	4
Net finance costs (income)	31	24	(13)	378	420
Reportable segment earnings (loss) before tax	128	642	(646)	(540)	(416)
Capital expenditures	587	370	38	34	1,029
Contributions to equity accounted investees	—	69	155	—	224
(1)    Pipelines transportation revenue includes $207 million (2020: $228 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $265 million (2020: $143 million) associated with U.S. midstream sales.
(3)    During 2021 and 2020, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(4)    Pembina incurred $440 million (2020: $370 million) of employee costs, of which $265 million (2020: $244 million) was recorded in operating expenses and $175 million (2020:$126 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
Geographical Information
Non-Current Assets

For the years ended December 31
($ millions)	2021	2020
Canada	26,128	26,504
United States	3,826	3,601
Total non-current assets(1)	29,954	30,105
(1)    Excludes deferred income tax assets.